Parent Company Financial Data (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Statements of Income
Other income	$ 748	$ 271	$ 140
Interest expense	3,698	4,737	5,951
Other operating expense	(2,765)	(2,606)	(2,748)
Income tax benefit	365	196	151
Net income	404	900	713
Net income	404	900	713
Dividends on preferred stock	(645)	(645)	(645)
Net Income (loss) available to common shareholders	(241)	255	68
Net income (loss) per common share
Basic	$ (0.03)	$ 0.03	$ 0.01
Diluted	$ (0.03)	$ 0.03	$ 0.01
Weighted average common shares outstanding
Basic	7,371,667	7,467,396	7,485,373
Diluted	7,371,667	7,467,396	7,485,373
Consolidated [Member]
Condensed Statements of Income
Equity in earnings of subsidiaries	1,100	1,649	1,445
Interest income	41	64	50
Management and service fees	6,937	6,689	6,407
Other income	102	104	26
Interest expense	(670)	(674)	(479)
Other operating expense	(7,428)	(7,304)	(7,003)
Income tax benefit	322	372	267
Net income	404	900	713
Net income	404	900	713
Dividends on preferred stock	(645)	(645)	(645)
Net Income (loss) available to common shareholders	$ (241)	$ 255	$ 68
Net income (loss) per common share
Basic	$ (0.03)	$ 0.03	$ 0.01
Diluted	$ (0.03)	$ 0.03	$ 0.01
Weighted average common shares outstanding
Basic	7,371,667	7,467,396	7,485,373
Diluted	7,371,667	7,467,396	7,485,373